Note 3 - Related Parties (Detail) - Company had the following transactions with FinSirton and Sirton (now Vifarma S.p.A.): (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of Goods Sold [Member]
Related party expenses			€ 164
Charges From Related Parties [Member]
Related party expenses	186	222	346
Total [Member]
Related party expenses	€ 186	€ 222	€ 510